Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Assets Pledged As Security [Line Items]
Gross assets charged as security for liabilities	£ 33,189	£ 27,927
Internally retained | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	3,753	2,928
Internally retained | Securitisations and covered bonds | Santander UK Plc
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	1,637	839
Third party bilateral secured funding transactions | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	£ 1,500	£ 1,500